UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-3919

Name of Registrant:	Vanguard STAR Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2008

Item 1:	Schedule of Investments

Vanguard STAR Fund

Schedule of Investments

As of July 31, 2008

		Shares	Market Value ($000)
Investment Companies (100.0%)
U.S. Stock Funds (62.6%)
	Vanguard Windsor II Fund Investor Shares	81,906,104	2,171,331
	Vanguard Windsor Fund Investor Shares	92,715,092	1,186,753
	Vanguard PRIMECAP Fund Investor Shares	13,434,830	931,303
	Vanguard U.S. Growth Fund Investor Shares	52,067,991	927,331
	Vanguard Morgan Growth Fund Investor Shares	52,550,700	908,602
	Vanguard International Growth Fund Investor Shares	38,662,202	824,278
	Vanguard International Value Fund	22,297,886	821,677
	Vanguard Explorer Fund Investor Shares	8,992,236	576,402
			8,347,677
Bond Funds (37.3%)
	Vanguard GNMA Fund Investor Shares	163,773,352	1,673,764
	Vanguard Short-Term Investment-Grade Fund Investor Shares	158,096,619	1,653,690
	Vanguard Long-Term Investment-Grade Fund Investor Shares	195,782,356	1,652,403
			4,979,857
Money Market Fund (0.1%)
[1]	Vanguard Market Liquidity Fund, 2.386%	13,362,408	13,362
Total Investment Companies (Cost $11,449,734)			13,340,896
Other Assets and Liabilities-Net (0.0%)			1,331
Net Assets (100%)			13,342,227

1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

At July 31, 2008, the cost of investment securities for tax purposes was $11,449,734,000. Net unrealized appreciation of investment securities for tax purposes was $1,891,162,000, consisting of unrealized gains of $2,155,846,000 on securities that had risen in value since their purchase and $264,684,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Total International Stock Index Fund

Schedule of Investments

As of July 31, 2008

		Shares	Market Value ($000)
Investment Companies (100.0%)
International Stock Funds (100.0%)
	Vanguard European Stock Index Fund Investor Shares	418,153,995	14,141,968
	Vanguard Pacific Stock Index Fund Investor Shares	571,445,892	6,468,768
	Vanguard Emerging Markets Stock Index Fund Investor Shares	198,854,841	5,573,901
			26,184,637
Money Market Fund (0.0%)
[1]	Vanguard Market Liquidity Fund, 2.386%	2,850,174	2,850
Total Investment Companies (Cost $21,563,590)			26,187,487
Other Assets and Liabilities-Net (0.0%)			6,349
Net Assets (100%)			26,193,836

1		Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

At July 31, 2008, the cost of investment securities for tax purposes was $21,563,590,000. Net unrealized appreciation of investment securities for tax purposes was $4,623,897,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Vanguard LifeStrategy Growth Fund

Schedule of Investments

As of July 31, 2008

	Shares	Market Value ($000)
Investment Companies (99.9%)
U.S. Stock Funds (75.3%)
Vanguard Total Stock Market Index Fund Investor Shares	136,961,266	4,243,060
Vanguard Asset Allocation Fund Investor Shares	81,802,027	2,117,036
		6,360,096
Bond Funds (9.8%)
Vanguard Total Bond Market Index Fund Investor Shares	83,368,115	832,848
International Stock Funds (14.8%)
Vanguard Total International Stock Index Fund	73,384,573	1,252,675
Total Investment Companies (Cost $6,959,956)		8,445,619
Other Assets and Liabilities-Net (0.1%)		4,614
Net Assets (100%)		8,450,233

Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

At July 31, 2008, the cost of investment securities for tax purposes was $6,959,956,000. Net unrealized appreciation of investment securities for tax purposes was $1,485,663,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Vanguard LifeStrategy Income Fund

Schedule of Investments

As of July 31, 2008

	Shares	Market Value ($000)
Investment Companies (100.2%)
U.S. Stock Funds (30.1%)
Vanguard Asset Allocation Fund Investor Shares	18,215,640	471,421
Vanguard Total Stock Market Index Fund Investor Shares	3,139,612	97,265
		568,686
Bond Funds (70.1%)
Vanguard Total Bond Market Index Fund Investor Shares	94,718,281	946,235
Vanguard Short-Term Investment-Grade Fund Investor Shares	35,895,107	375,463
		1,321,698
Total Investment Companies (Cost $1,801,543)		1,890,384
Other Assets and Liabilities-Net (-0.2%)		(4,205)
Net Assets (100%)		1,886,179

Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

At July 31, 2008, the cost of investment securities for tax purposes was $1,801,543,000. Net unrealized appreciation of investment securities for tax purposes was $88,841,000, consisting of unrealized gains of $107,165,000 on securities that had risen in value since their purchase and $18,324,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard LifeStrategy Conservative Growth Fund

Schedule of Investments

As of July 31, 2008

	Shares	Market Value ($000)
Investment Companies (100.2%)
U.S. Stock Funds (45.4%)
Vanguard Asset Allocation Fund Investor Shares	57,528,642	1,488,841
Vanguard Total Stock Market Index Fund Investor Shares	38,515,973	1,193,225
		2,682,066
Bond Funds (49.9%)
Vanguard Total Bond Market Index Fund Investor Shares	176,831,525	1,766,547
Vanguard Short-Term Investment-Grade Fund Investor Shares	112,920,226	1,181,146
		2,947,693
International Stock Funds (4.9%)
Vanguard Total International Stock Index Fund	16,875,869	288,071
Total Investment Companies (Cost $5,394,583)		5,917,830
Other Assets and Liabilities-Net (-0.2%)		(8,877)
Net Assets (100%)		5,908,953

Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

At July 31, 2008, the cost of investment securities for tax purposes was $5,394,583,000. Net unrealized appreciation of investment securities for tax purposes was $523,247,000, consisting of unrealized gains of $539,053,000 on securities that had risen in value since their purchase and $15,806,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard LifeStrategy Moderate Growth Fund

Schedule of Investments

As of July 31, 2008

	Shares	Market Value ($000)
Investment Companies (100.1%)
U.S. Stock Funds (60.4%)
Vanguard Total Stock Market Index Fund Investor Shares	109,106,844	3,380,130
Vanguard Asset Allocation Fund Investor Shares	93,339,037	2,415,614
		5,795,744
Bond Funds (29.8%)
Vanguard Total Bond Market Index Fund Investor Shares	286,341,539	2,860,552
International Stock Funds (9.9%)
Vanguard Total International Stock Index Fund	55,556,468	948,349
Total Investment Companies (Cost $8,207,693)		9,604,645
Other Assets and Liabilities-Net (-0.1%)		(5,944)
Net Assets (100%)		9,598,701

Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

At July 31, 2008, the cost of investment securities for tax purposes was $8,207,693,000. Net unrealized appreciation of investment securities for tax purposes was $1,396,952,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Vanguard Developed Markets Index Fund

Schedule of Investments

As of July 31, 2008

	Shares	Market Value ($000)
Investment Companies (99.9%)
International Stock Funds (99.9%)
Vanguard European Stock Index Fund Investor Shares	70,570,619	2,386,698
Vanguard Pacific Stock Index Fund Investor Shares	96,440,442	1,091,706
		3,478,404
Total Investment Companies (Cost $2,912,843)		3,478,404
Other Assets and Liabilities-Net (0.1%)		4,000
Net Assets (100%)		3,482,404

Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m. Eastern time) on the valuation date.

At July 31, 2008, the cost of investment securities for tax purposes was $2,912,843,000. Net unrealized appreciation of investment securities for tax purposes was $565,561,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Vanguard Institutional Developed Markets Fund

Schedule of Investments

As of July 31, 2008

		Shares	Market Value ($000)
Investment Companies (100.0%)
International Stock Funds (100.0%)
	Vanguard European Stock Index Fund Institutional Shares	97,015,438	3,286,883
	Vanguard Pacific Stock Index Fund Institutional Shares	132,583,561	1,503,498
			4,790,381
Money Market Fund (0.0%)
[1]	Vanguard Market Liquidity Fund, 2.386%	324,172	324
Total Investment Companies (Cost $4,421,043)			4,790,705
Other Assets and Liabilities-Net (0.0%)			1,375
Net Assets (100%)			4,792,080

1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

At July 31, 2008, the cost of investment securities for tax purposes was $4,421,043,000. Net unrealized appreciation of investment securities for tax purposes was $369,662,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD STAR FUNDS

BY:	(signature) (HEIDI STAM) F. WILLIAM MCNABB III* CHIEF EXECUTIVE OFFICER

Date:	September 9, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD STAR FUNDS

BY:	(signature) (HEIDI STAM) F. WILLIAM MCNABB III* CHIEF EXECUTIVE OFFICER

Date:	September 9, 2008

VANGUARD STAR FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	September 9, 2008

* Heidi Stam, pursuant to a Power of Attorney filed on January 18, 2008, see File Number 2-29601, Incorporated by Reference; and pursuant to a Power of Attorney filed on September 26, 2008, see File Number 2-47371, Incorporated by Reference.